Equity (Details Narrative) - USD ($) $ in Millions	Feb. 19, 2025	Jan. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Share capital			$ 61,614
Shareholding interest			4,539,007,580
Number of shares repurchased	120,000,000
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Shareholding interest		227,690,911
Shareholding interest rate		5.02%